Provision for decommissioning costs (Tables)	12 Months Ended
Dec. 31, 2021
Provision For Decommissioning Costs
The following table details the amount of the decommissioning provision by production area:

The following table details the amount of the decommissioning provision by production area:

	12.31.2021	12.31.2020
Onshore	873	1,627
Shallow waters	3,732	4,309
Deep and ultra-deep post-salt	8,420	9,775
Pre-salt	2,594	3,069
	15,619	18,780

Changes in the provision are presented below:

Changes in the provision are presented below:

Non-current liabilities	2021	2020
Opening balance	18,780	17,460
Adjustment to provision	(1,186)	5,720
Transfers related to liabilities held for sale	(704)	(519)
Payments made	(730)	(446)
Interest accrued	723	571
Others	5	15
Cumulative translation adjustment	(1,269)	(4,021)
Closing balance	15,619	18,780